Related parties (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Related Party Transactions by Financial Statement Line Item

The following tables present the consolidated financial statements line items within which transactions with a Rio Tinto entity or entities (“Rio Tinto”) are reported. Rio Tinto entities comprise Rio Tinto plc, Rio Tinto Limited and their respective subsidiaries other than Turquoise Hill Resources and its subsidiaries.

	Year Ended December 31,
Statements of Income	2017	2016
Operating and corporate administration expenses:
Cost recoveries - Turquoise Hill	$1,091	$3,074
Management services payment (i)	(24,554)	(32,821)
Cost recoveries - Rio Tinto (ii)	(41,632)	(44,537)

Finance income:
Cash and cash equivalents (iii)	13,105	7,276
Receivable from Rio Tinto (iv)	134,130	79,384

Finance costs:
Completion support fee (v)	(108,158)	(65,100)
	$(26,018)	$(52,724)

	Year Ended December 31,
Statements of Cash Flows	2017	2016
Cash generated from operating activities
Interest received (iii, iv)	$52,232	$14,704
Interest paid (v)	(40,913)	(13,866)

Cash flows from investing activities
Receivable from related party: amounts deposited (iv)	-	(4,156,284)
Receivable from related party: amounts withdrawn (iv)	820,000	180,000
Expenditures on property, plant and equipment:
Management services payment and cost recoveries - Rio Tinto (i), (ii)	(49,362)	(22,755)

Balance Sheets	December 31, 2017	December 31, 2016

Cash and cash equivalents (iii)	$741,711	$741,711
Trade and other receivables (Note 10)	12,819	10,906
Prepaid expenses and other assets (Note 11)	35,736	11,153
Receivable from related party and other non-current financial assets (iv) (Note 12)	3,156,284	3,976,284
Trade and other payables (Note 14)
Management services payment - Rio Tinto (i)	(14,128)	(7,839)
Cost recoveries - Rio Tinto (ii)	(38,180)	(29,409)
	$3,894,242	$4,702,806

(i)

In accordance with the Amended and Restated Shareholders’ Agreement, which was signed on June 8, 2011, and other related agreements, Turquoise Hill is required to make a management services payment to Rio Tinto equal to a percentage of all capital costs and operating costs incurred by Oyu Tolgoi from March 31, 2010 onwards. After signing the Underground Mine Development and Financing Plan on May 18, 2015, the management services payment to Rio Tinto is calculated as 1.5% applied to underground development capital costs, and 3% applied to operating costs and capital related to current operations.

(ii)

Rio Tinto recovers the costs of providing general corporate support services and mine management services to Turquoise Hill. Mine management services are provided by Rio Tinto in its capacity as the manager of Oyu Tolgoi.

(iii)

In addition to placing cash and cash equivalents on deposit with banks or investing funds with other financial institutions, Turquoise Hill may deposit cash and cash equivalents with Rio Tinto in accordance with an agreed upon policy and strategy for the management of liquid resources. At December 31, 2017, cash equivalents deposited with wholly owned subsidiaries of Rio Tinto totalled $741.7 million, earning interest at rates equivalent to those offered by financial institutions or short-term corporate debt.

(iv)

As part of project finance (Note 15), Turquoise Hill appointed 9539549 Canada Inc., a wholly owned subsidiary of Rio Tinto, as service provider to provide post-drawdown cash management services in connection with net proceeds from the project finance facility, which were placed with 9539549 Canada Inc. and shall be returned to Turquoise Hill as required for purposes of Oyu Tolgoi underground mine development and funding. Rio Tinto International Holdings Limited, a wholly owned subsidiary of Rio Tinto, agreed to guarantee the obligations of the service provider under this agreement. At December 31, 2017, the resulting receivable from 9539549 Canada Inc. totalled $3,156.3 million, earning interest at an effective annual rate of LIBOR plus 2.45%. The interest rate reflects: interest receivable at LIBOR minus 0.05%; plus a benefit of 2.5% arising on amounts receivable from 9539549 Canada Inc. under the Cash Management Services Agreement, which are net settled with the 2.5% completion support fee described in (v) below.

(v)

As part of the project finance agreements (Note 15), Rio Tinto agreed to provide a guarantee, known as the completion support undertaking (“CSU”) in favour of the Commercial Banks and the Export Credit Agencies. In consideration for providing the CSU, the Company is required to pay Rio Tinto a fee equal to 2.5% of the amounts drawn under the facility. The annual completion support fee of 2.5% on amounts drawn under the facility is accounted for as a borrowing cost and included within interest expense and similar charges (refer to Note 7). The fee is settled net of a benefit arising on amounts receivable from 9539549 Canada Inc. under the Cash Management Services Agreement described in (iv) above. The fee payment obligation will terminate on the date Rio Tinto’s CSU obligations to the project lenders terminate.